UNITED STATES
		       SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C.  20549

				   FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  One Monarch Place, Suite 700
          Springfield, MA  01144

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Hans S. Wiemann
Title:    Chief Compliance Officer
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ Hans S. Wiemann, Springfield, MA, May 14, 2013

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 67
Form 13F Information Table Value Total: $604,267


List of Other Included Managers:

None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD                  COM              G1151C101    36655   482499 SH       Sole                   472974              9525
AECOM TECH                     COM              00766T100     3280   100000 SH       Sole                   100000
ALCO STORES                    COM              264142100     1213   161700 SH       Sole                   161700
AMER EXPRESS                   COM              025816109    35071   519884 SH       Sole                   508334             11550
AMERISOURCEBERGEN              COM              03073E105     3396    66000 SH       Sole                    66000
ANADARKO PETROL                COM              032511107     1968    22500 SH       Sole                    22500
ANSYS INC                      COM              03662Q105     9363   115000 SH       Sole                   114400               600
BANK OF AMERICA                COM              060505104    18358  1507188 SH       Sole                  1481657             25531
BERKSHIRE HATH A               COM              084670108      313        2 SH       Sole                        2
BERKSHIRE HATH B               COM              084670702    67614   648889 SH       Sole                   637639             11250
BOSTON PROPRT                  COM              101121101     2052    20300 SH       Sole                    20300
CA INC                         COM              12673p105     3777   150000 SH       Sole                   150000
CACI INTL                      COM              127190304     1678    29000 SH       Sole                    29000
CH ROBINSON                    COM              12541w209     5351    90000 SH       Sole                    90000
CHUBB CORP                     COM              171232101     4376    50000 SH       Sole                    50000
COCA COLA                      COM              191216100    11054   273350 SH       Sole                   267600              5750
COGNIZANT TECH                 COM              192446102     5770    75300 SH       Sole                    75300
CONOCOPHILLIPS                 COM              20825c104    15747   262021 SH       Sole                   257271              4750
CSX CORPORATION                COM              126408103     2247    91250 SH       Sole                    91250
DENBURY RESRCES                COM              247916208     3543   190000 SH       Sole                   190000
DRESSER-RAND GRP               COM              261608103     3330    54000 SH       Sole                    54000
DUN & BRADSTREET               COM              26483E100    19165   229105 SH       Sole                   226755              2350
EBAY INC                       COM              278642103    26545   489584 SH       Sole                   483834              5750
EQUITY RESIDENTL               COM              29476L107      782    14200 SH       Sole                    14200
FEDERAL REALTY                 COM              313747206     1729    16000 SH       Sole                    16000
FLUOR CORP                     COM              343412102     6348    95700 SH       Sole                    95700
FOSTER WHEELER                 COM              H27178104     1828    80000 SH       Sole                    80000
GARTNER INC                    COM              366651107    11403   209570 SH       Sole                   205645              3925
GENERAL ELECTRIC               COM              369604103    24758  1070853 SH       Sole                  1049753             21100
GENERAL MOTORS                 COM              37045V100    22499   808749 SH       Sole                   795599             13150
GOLDMAN SACHS                  COM              38141g104     3550    24125 SH       Sole                    23725               400
GP STRATEGIES                  COM              36225V104     4175   175000 SH       Sole                   175000
H&R BLOCK                      COM              093671105     2168    73700 SH       Sole                    70400              3300
HALLIBURTON CO                 COM              406216101    15067   372850 SH       Sole                   368700              4150
HARRIS CORP                    COM              413875105     2822    60900 SH       Sole                    60900
HEALTH CARE REIT               COM              42217K106     2037    30000 SH       Sole                    30000
INGERSOLL-RAND                 COM              g47791101    22646   411671 SH       Sole                   402421              9250
JOHNSON & JOHNSN               COM              478160104    21581   264698 SH       Sole                   259210              5488
JOHNSON CONTROLS               COM              478366107     1961    55925 SH       Sole                    55925
JP MORGAN CHASE                COM              46625H100    11679   246075 SH       Sole                   241450              4625
LINEAR TECH                    COM              535678106     4058   105756 SH       Sole                   105756
MANTECH INTL                   COM              564563104     2150    80000 SH       Sole                    80000
MARINE PRODUCTS                COM              568427108     2455   333500 SH       Sole                   333500
MASTERCARD INC                 COM              57636Q104    18512    34210 SH       Sole                    33585               625
MCKESSON CORP                  COM              58155Q103     3131    29000 SH       Sole                    29000
MEDTRONIC INC                  COM              585055106     4696   100000 SH       Sole                   100000
METLIFE INC                    COM              59156R108     5038   132500 SH       Sole                   132500
MICROSOFT                      COM              594918104     9013   315100 SH       Sole                   315100
MORNINGSTAR                    COM              617700109     2443    34943 SH       Sole                    34943
NEWFIELD EXPL                  COM              651290108     1132    50510 SH       Sole                    50510
OMEGA FLEX                     COM              682095104     6403   372455 SH       Sole                   364030              8425
PACCAR INC                     COM              693718108     3858    76300 SH       Sole                    76300
PATTERSON COS                  COM              703395103    12079   317525 SH       Sole                   310850              6675
PHH CORP                       COM              693320202     1085    49395 SH       Sole                    48885               510
PHILLIPS 66                    COM              718546104     8882   126936 SH       Sole                   124311              2625
PS BUSINESS PARKS              COM              69360J107      647     8200 SH       Sole                     8200
RANGE RESOURCES                COM              75281A109     1783    22000 SH       Sole                    22000
RAYTHEON                       COM              755111507    14287   243010 SH       Sole                   241110              1900
SM ENERGY                      COM              78454L100     3334    56300 SH       Sole                    56300
STRYKER CORP                   COM              863667101     5160    79100 SH       Sole                    79100
TAUBMAN CENTERS                COM              876664103     1709    22000 SH       Sole                    22000
THOR INDUSTRIES                COM              885160101     6225   169200 SH       Sole                   169200
UDR INC                        COM              902653104      651    26900 SH       Sole                    26900
US BANCORP                     COM              902973304    11309   333300 SH       Sole                   326300              7000
VARIAN MEDICAL                 COM              92220p105     5400    75000 SH       Sole                    75000
WELLS FARGO                    COM              949746101    28404   767873 SH       Sole                   757618             10255
WHITING PETROL                 COM              966387102     1525    30000 SH       Sole                    30000